Segments and Related Information (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net gains on mortgage loans held for sale at fair value	$ 29,453,000	$ 25,949,000	$ 42,654,000	$ 39,957,000	$ 49,683,000	$ 39,760,000	$ 14,790,000	$ 13,937,000	$ 138,013,000	$ 118,170,000	$ 13,029,000
Loan origination fees									23,575,000	9,634,000	669,000
Net servicing fees									90,010,000	40,105,000	28,667,000
Management fees									40,330,000	21,799,000	16,683,000
Carried Interest from Investment Funds									13,419,000	10,473,000	12,596,000
Net interest (expense) income:
Interest income									15,632,000	6,354,000	1,532,000
Interest expense									(16,673,000)	(7,879,000)	(1,875,000)
Net interest expense:									(1,041,000)	(1,525,000)	(343,000)
Other									2,541,000	3,524,000	1,736,000
Total net revenue	90,420,000	87,194,000	106,577,000	102,368,000	109,519,000	76,232,000	41,447,000	37,888,000	386,559,000	265,086,000	74,784,000
Expenses	48,733,000	52,277,000	56,348,000	47,075,000	54,099,000	38,369,000	30,969,000	22,657,000	204,433,000	146,763,000	60,085,000
Income before provision for income taxes	41,687,000	34,917,000	50,229,000	55,293,000	55,420,000	37,863,000	10,478,000	15,231,000	182,126,000	118,323,000	14,699,000
Segment assets at year end	1,584,475,000	1,254,384,000	1,280,780,000	692,977,000	832,163,000	702,699,000	505,636,000	418,639,000	1,584,475,000	832,163,000	289,281,000
Cash	30,639,000				12,323,000				30,639,000	12,323,000	16,465,000	5,927,000
Deferred tax asset	63,117,000								63,117,000
PennyMac Mortgage Investment Trust
Revenues:
Fulfillment fees from affiliate	11,087,000	18,327,000	22,054,000	28,244,000	31,809,000	17,258,000	7,715,000	6,124,000	79,712,000	62,906,000	1,747,000
Management fees									32,410,000	12,436,000	6,740,000
Net interest (expense) income:
Other									41,000	817,000	23,000
Investment Funds
Revenues:
Management fees									7,920,000	9,363,000	9,943,000
Carried Interest from Investment Funds									13,419,000	10,473,000	12,596,000
Parent Company
Net interest (expense) income:
Total net revenue									664,000
Income before provision for income taxes									664,000
Segment assets at year end	241,024,000								241,024,000
Cash	707,000								707,000
Deferred tax asset	63,100,000								63,100,000
Operating segment
Net interest (expense) income:
Segment assets at year end	1,520,650,000				832,163,000				1,520,650,000	832,163,000	289,281,000
Operating segment | Mortgage banking
Revenues:
Net gains on mortgage loans held for sale at fair value									138,013,000	118,170,000	13,029,000
Loan origination fees									23,575,000	9,634,000	669,000
Net servicing fees									90,010,000	40,105,000	28,667,000
Net interest (expense) income:
Interest income									15,610,000	6,349,000	1,528,000
Interest expense									(16,673,000)	(7,879,000)	(1,875,000)
Net interest expense:									(1,063,000)	(1,530,000)	(347,000)
Other									1,156,000	2,000
Total net revenue									331,403,000	229,287,000	43,765,000
Expenses									185,335,000	136,109,000	47,904,000
Income before provision for income taxes									146,068,000	93,178,000	(4,139,000)
Segment assets at year end	1,403,309,000				761,949,000				1,403,309,000	761,949,000	241,716,000
Operating segment | Mortgage banking | PennyMac Mortgage Investment Trust
Revenues:
Fulfillment fees from affiliate									79,712,000	62,906,000	1,747,000
Operating segment | Loan production
Revenues:
Net gains on mortgage loans held for sale at fair value									138,013,000
Loan origination fees									23,575,000
Net interest (expense) income:
Interest income									15,610,000
Interest expense									(11,103,000)
Net interest expense:									4,507,000
Other									912,000
Total net revenue									246,719,000
Expenses									120,699,000
Income before provision for income taxes									126,020,000
Segment assets at year end	607,989,000								607,989,000
Operating segment | Loan production | PennyMac Mortgage Investment Trust
Revenues:
Fulfillment fees from affiliate									79,712,000
Operating segment | Loan servicing
Revenues:
Net servicing fees									90,010,000
Net interest (expense) income:
Interest expense									(5,570,000)
Net interest expense:									(5,570,000)
Other									244,000
Total net revenue									84,684,000
Expenses									64,636,000
Income before provision for income taxes									20,048,000
Segment assets at year end	795,320,000								795,320,000
Operating segment | Investment management
Revenues:
Management fees									40,330,000	21,799,000	16,683,000
Net interest (expense) income:
Interest income									22,000	5,000	4,000
Net interest expense:									22,000	5,000	4,000
Other									1,385,000	3,522,000	1,736,000
Total net revenue									55,156,000	35,799,000	31,019,000
Expenses									19,098,000	10,654,000	12,181,000
Income before provision for income taxes									36,058,000	25,145,000	18,838,000
Segment assets at year end	117,341,000				70,214,000				117,341,000	70,214,000	47,565,000
Operating segment | Investment management | Investment Funds
Revenues:
Carried Interest from Investment Funds									$ 13,419,000	$ 10,473,000	$ 12,596,000